American Funds Insurance Series® - Target Date Series
American Funds IS 2035 Target Date Fund
Investment portfolio
September 30, 2021
unaudited
Growth funds 33.58%	Shares	Value (000)
AMCAP Fund, Class R-6	211	$9
The Growth Fund of America, Class R-6	123	9
New Perspective Fund, Class R-6	117	8
SMALLCAP World Fund, Inc., Class R-6	81	8
American Funds Global Insight Fund, Class R-6	252	5
The New Economy Fund, Class R-6	59	4
New World Fund, Inc., Class R-6	20	2
Total growth funds (cost: $39,000)		45
Growth-and-income funds 32.09%
American Mutual Fund, Class R-6	188	9
Capital World Growth and Income Fund, Class R-6	146	9
Fundamental Investors, Class R-6	120	9
Washington Mutual Investors Fund, Class R-6	137	8
The Investment Company of America, Class R-6	109	5
International Growth and Income Fund, Class R-6	64	3
Total growth-and-income funds (cost: $38,000)		43
Equity-income funds 7.46%
Capital Income Builder, Class R-6	65	5
The Income Fund of America, Class R-6	209	5
Total equity-income funds (cost: $9,000)		10
Balanced funds 11.94%
American Balanced Fund, Class R-6	332	10
American Funds Global Balanced Fund, Class R-6	172	6
Total balanced funds (cost: $16,000)		16
Fixed income funds 14.93%
U.S. Government Securities Fund, Class R-6	737	10
American Funds Inflation Linked Bond Fund, Class R-6	317	4
American Funds Mortgage Fund, Class R-6	198	2
Capital World Bond Fund, Class R-6	97	2
Intermediate Bond Fund of America, Class R-6	116	2
Total fixed income funds (cost: $20,000)		20
Total investment securities 100.00% (cost: $122,000)		134
Other assets less liabilities 0.00%[1]		—[2]
Net assets 100.00%		$134
American Funds Insurance Series — Target Date Series — American Funds IS 2035 Target Date Fund — Page 1 of 13

unaudited
Investments in affiliates3

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 33.58%
AMCAP Fund, Class R-6	$7	$2	$1	$—[2]	$1	$9	$—	$—[2]
The Growth Fund of America, Class R-6	7	2	1	—[2]	1	9	—	—
New Perspective Fund, Class R-6	8	—[2]	1	—[2]	1	8	—	—
SMALLCAP World Fund, Inc., Class R-6	6	1	—[2]	—[2]	1	8	—	—
American Funds Global Insight Fund, Class R-6	—	5	—	—	—[2]	5	—	—
The New Economy Fund, Class R-6	3	1	—[2]	—[2]	—[2]	4	—	—
New World Fund, Inc., Class R-6	3	—	1	—[2]	—[2]	2	—	—
EuroPacific Growth Fund, Class R-6	5	—[2]	5	1	(1)	—	—	—
						45
Growth-and-income funds 32.09%
American Mutual Fund, Class R-6	7	2	1	—[2]	1	9	—[2]	—
Capital World Growth and Income Fund, Class R-6	6	3	—[2]	—[2]	—[2]	9	—[2]	—
Fundamental Investors, Class R-6	7	2	1	—[2]	1	9	—[2]	—[2]
Washington Mutual Investors Fund, Class R-6	10	1	4	—[2]	1	8	—[2]	—[2]
The Investment Company of America, Class R-6	8	—[2]	4	—[2]	1	5	—[2]	—[2]
International Growth and Income Fund, Class R-6	4	—[2]	1	—[2]	—[2]	3	—[2]	—
						43
Equity-income funds 7.46%
Capital Income Builder, Class R-6	5	1	1	—[2]	—[2]	5	—[2]	—
The Income Fund of America, Class R-6	5	1	1	—[2]	—[2]	5	—[2]	—
						10
Balanced funds 11.94%
American Balanced Fund, Class R-6	7	3	1	—[2]	1	10	—[2]	—[2]
American Funds Global Balanced Fund, Class R-6	7	—[2]	1	—[2]	—[2]	6	—[2]	—
						16
Fixed income funds 14.93%
U.S. Government Securities Fund, Class R-6	9	1	—[2]	—[2]	—[2]	10	—[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	3	1	—[2]	—[2]	—[2]	4	—	—
American Funds Mortgage Fund, Class R-6	1	1	—[2]	—[2]	—[2]	2	—[2]	—
Capital World Bond Fund, Class R-6	1	1	—[2]	—[2]	—[2]	2	—[2]	—[2]
Intermediate Bond Fund of America, Class R-6	1	1	—[2]	—[2]	—[2]	2	—[2]	—
						20
Total 100.00%				$1	$8	$134	$—[2]	$—[2]
[1]	Amount less than .01%.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — American Funds IS 2035 Target Date Fund — Page 2 of 13

American Funds IS 2030 Target Date Fund
Investment portfolio
September 30, 2021
unaudited
Growth funds 20.89%	Shares	Value (000)
AMCAP Fund, Class R-6	487	$21
The Growth Fund of America, Class R-6	251	19
American Funds Global Insight Fund, Class R-6	626	13
SMALLCAP World Fund, Inc., Class R-6	130	12
New Perspective Fund, Class R-6	142	10
Total growth funds (cost: $70,000)		75
Growth-and-income funds 29.53%
American Mutual Fund, Class R-6	502	25
Capital World Growth and Income Fund, Class R-6	396	25
Fundamental Investors, Class R-6	235	18
Washington Mutual Investors Fund, Class R-6	322	18
The Investment Company of America, Class R-6	261	13
International Growth and Income Fund, Class R-6	180	7
Total growth-and-income funds (cost: $99,000)		106
Equity-income funds 8.08%
Capital Income Builder, Class R-6	215	15
The Income Fund of America, Class R-6	564	14
Total equity-income funds (cost: $27,000)		29
Balanced funds 12.81%
American Balanced Fund, Class R-6	885	28
American Funds Global Balanced Fund, Class R-6	461	18
Total balanced funds (cost: $45,000)		46
Fixed income funds 28.69%
U.S. Government Securities Fund, Class R-6	1,699	24
Intermediate Bond Fund of America, Class R-6	1,505	21
American Funds Mortgage Fund, Class R-6	1,773	18
Capital World Bond Fund, Class R-6	889	18
American Funds Inflation Linked Bond Fund, Class R-6	1,399	16
The Bond Fund of America, Class R-6	469	6
Total fixed income funds (cost: $104,000)		103
Total investment securities 100.00% (cost: $345,000)		359
Other assets less liabilities 0.00%[1]		—[2]
Net assets 100.00%		$359
American Funds Insurance Series — Target Date Series — American Funds IS 2030 Target Date Fund — Page 3 of 13

unaudited
Investments in affiliates3

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20.89%
AMCAP Fund, Class R-6	$7	$15	$2	$—[2]	$1	$21	$—	$1
The Growth Fund of America, Class R-6	6	13	1	—[2]	1	19	—	—
American Funds Global Insight Fund, Class R-6	—	14	1	—[2]	—[2]	13	—	—
SMALLCAP World Fund, Inc., Class R-6	4	8	1	—[2]	1	12	—	—
New Perspective Fund, Class R-6	9	7	7	—[2]	1	10	—	—
EuroPacific Growth Fund, Class R-6	5	2	8	1	—[2]	—	—	—
New World Fund, Inc., Class R-6	1	1	2	—[2]	—[2]	—	—	—
						75
Growth-and-income funds 29.53%
American Mutual Fund, Class R-6	10	16	2	—[2]	1	25	—[2]	—
Capital World Growth and Income Fund, Class R-6	9	17	2	—[2]	1	25	—[2]	—
Fundamental Investors, Class R-6	10	10	3	—[2]	1	18	—[2]	—[2]
Washington Mutual Investors Fund, Class R-6	13	12	9	1	1	18	—[2]	—[2]
The Investment Company of America, Class R-6	12	9	10	1	1	13	—[2]	—[2]
International Growth and Income Fund, Class R-6	5	5	3	—[2]	—[2]	7	—[2]	—
						106
Equity-income funds 8.08%
Capital Income Builder, Class R-6	7	8	1	—[2]	1	15	—[2]	—
The Income Fund of America, Class R-6	7	7	1	—[2]	1	14	—[2]	—
						29
Balanced funds 12.81%
American Balanced Fund, Class R-6	10	19	2	—[2]	1	28	—[2]	—[2]
American Funds Global Balanced Fund, Class R-6	10	11	3	—[2]	—[2]	18	—[2]	—
						46
Fixed income funds 28.69%
U.S. Government Securities Fund, Class R-6	11	14	1	—[2]	—[2]	24	—[2]	—
Intermediate Bond Fund of America, Class R-6	8	14	1	—[2]	—[2]	21	—[2]	—
American Funds Mortgage Fund, Class R-6	8	11	1	—[2]	—[2]	18	—[2]	—
Capital World Bond Fund, Class R-6	8	12	1	—[2]	(1)	18	—[2]	—[2]
American Funds Inflation Linked Bond Fund, Class R-6	7	9	1	—[2]	1	16	—	—
The Bond Fund of America, Class R-6	2	5	1	—[2]	—[2]	6	—[2]	—[2]
						103
Total 100.00%				$3	$12	$359	$—[2]	$1
[1]	Amount less than .01%.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — American Funds IS 2030 Target Date Fund — Page 4 of 13

American Funds IS 2025 Target Date Fund
Investment portfolio
September 30, 2021
unaudited
Growth funds 13.06%	Shares	Value (000)
AMCAP Fund, Class R-6	1,229	$54
American Funds Global Insight Fund, Class R-6	1,575	33
The Growth Fund of America, Class R-6	378	29
New Perspective Fund, Class R-6	215	14
SMALLCAP World Fund, Inc., Class R-6	158	14
Total growth funds (cost: $132,000)		144
Growth-and-income funds 25.75%
Capital World Growth and Income Fund, Class R-6	1,152	73
American Mutual Fund, Class R-6	1,458	72
Washington Mutual Investors Fund, Class R-6	987	55
Fundamental Investors, Class R-6	437	33
The Investment Company of America, Class R-6	663	33
International Growth and Income Fund, Class R-6	453	18
Total growth-and-income funds (cost: $257,000)		284
Equity-income funds 9.70%
The Income Fund of America, Class R-6	2,345	59
Capital Income Builder, Class R-6	715	48
Total equity-income funds (cost: $101,000)		107
Balanced funds 12.69%
American Balanced Fund, Class R-6	2,715	88
American Funds Global Balanced Fund, Class R-6	1,324	52
Total balanced funds (cost: $133,000)		140
Fixed income funds 38.89%
Intermediate Bond Fund of America, Class R-6	7,263	101
The Bond Fund of America, Class R-6	4,987	67
American Funds Inflation Linked Bond Fund, Class R-6	5,651	63
U.S. Government Securities Fund, Class R-6	4,443	63
American Funds Mortgage Fund, Class R-6	5,843	60
Capital World Bond Fund, Class R-6	2,710	55
American High-Income Trust, Class R-6	1,882	20
Total fixed income funds (cost: $433,000)		429
Total investment securities 100.09% (cost: $1,056,000)		1,104
Other assets less liabilities (0.09)%		(1)
Net assets 100.00%		$1,103
American Funds Insurance Series — Target Date Series — American Funds IS 2025 Target Date Fund — Page 5 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 13.06%
AMCAP Fund, Class R-6	$19	$36	$3	$—[2]	$2	$54	$—	$1
American Funds Global Insight Fund, Class R-6	—	33	—[2]	—[2]	—[2]	33	—	—
The Growth Fund of America, Class R-6	14	15	2	—[2]	2	29	—	—
New Perspective Fund, Class R-6	23	4	15	3	(1)	14	—	—
SMALLCAP World Fund, Inc., Class R-6	—	15	1	—[2]	—[2]	14	—	—
EuroPacific Growth Fund, Class R-6	13	—	13	3	(3)	—	—	—
						144
Growth-and-income funds 25.75%
Capital World Growth and Income Fund, Class R-6	25	49	2	—[2]	1	73	1	—
American Mutual Fund, Class R-6	32	41	4	—[2]	3	72	1	—
Washington Mutual Investors Fund, Class R-6	31	26	4	—[2]	2	55	1	1
Fundamental Investors, Class R-6	25	14	8	1	1	33	—[2]	1
The Investment Company of America, Class R-6	31	13	14	2	1	33	—[2]	—[2]
International Growth and Income Fund, Class R-6	10	9	1	—[2]	—[2]	18	—[2]	—
						284
Equity-income funds 9.70%
The Income Fund of America, Class R-6	26	33	1	—[2]	1	59	1	—
Capital Income Builder, Class R-6	26	22	1	—[2]	1	48	1	—
						107
Balanced funds 12.69%
American Balanced Fund, Class R-6	29	59	2	—[2]	2	88	1	—[2]
American Funds Global Balanced Fund, Class R-6	28	25	2	—[2]	1	52	1	—
						140
Fixed income funds 38.89%
Intermediate Bond Fund of America, Class R-6	47	56	1	—[2]	(1)	101	1	—
The Bond Fund of America, Class R-6	29	39	—[2]	—[2]	(1)	67	1	—[2]
American Funds Inflation Linked Bond Fund, Class R-6	28	35	1	—[2]	1	63	—	—
U.S. Government Securities Fund, Class R-6	30	34	—[2]	—[2]	(1)	63	—[2]	—
American Funds Mortgage Fund, Class R-6	27	33	—[2]	—[2]	—[2]	60	—[2]	—
Capital World Bond Fund, Class R-6	26	31	—[2]	—[2]	(2)	55	1	—[2]
American High-Income Trust, Class R-6	5	15	—[2]	—[2]	—[2]	20	—[2]	—
						429
Total 100.09%				$9	$9	$1,104	$10	$3
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2025 Target Date Fund — Page 6 of 13

American Funds IS 2020 Target Date Fund
Investment portfolio
September 30, 2021
unaudited
Growth funds 4.88%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	3,205	$67
AMCAP Fund, Class R-6	1,313	58
Total growth funds (cost: $122,000)		125
Growth-and-income funds 23.09%
American Mutual Fund, Class R-6	3,083	153
Capital World Growth and Income Fund, Class R-6	2,251	143
Washington Mutual Investors Fund, Class R-6	2,303	127
Fundamental Investors, Class R-6	1,002	76
The Investment Company of America, Class R-6	1,521	76
International Growth and Income Fund, Class R-6	413	16
Total growth-and-income funds (cost: $553,000)		591
Equity-income funds 14.77%
The Income Fund of America, Class R-6	9,507	241
Capital Income Builder, Class R-6	2,052	137
Total equity-income funds (cost: $361,000)		378
Balanced funds 11.95%
American Balanced Fund, Class R-6	6,289	204
American Funds Global Balanced Fund, Class R-6	2,615	102
Total balanced funds (cost: $300,000)		306
Fixed income funds 45.39%
Intermediate Bond Fund of America, Class R-6	16,857	233
The Bond Fund of America, Class R-6	15,290	206
American Funds Inflation Linked Bond Fund, Class R-6	16,092	181
American Funds Mortgage Fund, Class R-6	15,258	155
American High-Income Trust, Class R-6	12,317	130
U.S. Government Securities Fund, Class R-6	9,149	129
Capital World Bond Fund, Class R-6	6,316	128
Total fixed income funds (cost: $1,167,000)		1,162
Total investment securities 100.08% (cost: $2,503,000)		2,562
Other assets less liabilities (0.08)%		(2)
Net assets 100.00%		$2,560
American Funds Insurance Series — Target Date Series — American Funds IS 2020 Target Date Fund — Page 7 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4.88%
American Funds Global Insight Fund, Class R-6	$—	$69	$1	$—[2]	$(1)	$67	$—	$—
AMCAP Fund, Class R-6	17	44	5	—[2]	2	58	—	1
New Perspective Fund, Class R-6	18	1	20	4	(3)	—	—	—
The Growth Fund of America, Class R-6	9	—[2]	9	1	(1)	—	—	—
						125
Growth-and-income funds 23.09%
American Mutual Fund, Class R-6	64	98	14	1	4	153	1	—
Capital World Growth and Income Fund, Class R-6	43	109	10	1	—[2]	143	1	—
Washington Mutual Investors Fund, Class R-6	53	82	11	1	2	127	1	2
Fundamental Investors, Class R-6	43	45	15	2	1	76	—[2]	1
The Investment Company of America, Class R-6	53	44	27	4	2	76	1	—[2]
International Growth and Income Fund, Class R-6	11	10	5	1	(1)	16	—[2]	—
						591
Equity-income funds 14.77%
The Income Fund of America, Class R-6	103	151	17	1	3	241	3	—
Capital Income Builder, Class R-6	102	86	55	6	(2)	137	2	—
						378
Balanced funds 11.95%
American Balanced Fund, Class R-6	40	170	7	—[2]	1	204	1	1
American Funds Global Balanced Fund, Class R-6	32	75	5	—[2]	—[2]	102	1	—
						306
Fixed income funds 45.39%
Intermediate Bond Fund of America, Class R-6	90	160	15	—[2]	(2)	233	1	—
The Bond Fund of America, Class R-6	80	141	13	—[2]	(2)	206	2	—[2]
American Funds Inflation Linked Bond Fund, Class R-6	71	118	11	—[2]	3	181	—	—
American Funds Mortgage Fund, Class R-6	60	106	10	—[2]	(1)	155	—[2]	—
American High-Income Trust, Class R-6	52	84	8	—[2]	2	130	2	—
U.S. Government Securities Fund, Class R-6	50	88	8	—[2]	(1)	129	1	—
Capital World Bond Fund, Class R-6	51	89	7	—[2]	(5)	128	1	—[2]
						1,162
Total 100.08%				$22	$1	$2,562	$18	$5
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2020 Target Date Fund — Page 8 of 13

American Funds IS 2015 Target Date Fund
Investment portfolio
September 30, 2021
unaudited
Growth funds 1.90%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	9,545	$199
AMCAP Fund, Class R-6	2,250	100
Total growth funds (cost: $300,000)		299
Growth-and-income funds 21.26%
American Mutual Fund, Class R-6	18,926	942
Capital World Growth and Income Fund, Class R-6	12,397	785
Washington Mutual Investors Fund, Class R-6	13,192	730
The Investment Company of America, Class R-6	9,397	470
Fundamental Investors, Class R-6	5,514	415
Total growth-and-income funds (cost: $2,779,000)		3,342
Equity-income funds 18.31%
The Income Fund of America, Class R-6	76,467	1,938
Capital Income Builder, Class R-6	14,073	940
Total equity-income funds (cost: $2,532,000)		2,878
Balanced funds 11.61%
American Balanced Fund, Class R-6	37,045	1,199
American Funds Global Balanced Fund, Class R-6	16,030	625
Total balanced funds (cost: $1,723,000)		1,824
Fixed income funds 47.00%
Intermediate Bond Fund of America, Class R-6	123,097	1,699
The Bond Fund of America, Class R-6	93,790	1,262
American Funds Inflation Linked Bond Fund, Class R-6	98,659	1,108
American Funds Mortgage Fund, Class R-6	93,153	949
American High-Income Trust, Class R-6	75,150	793
Capital World Bond Fund, Class R-6	38,678	785
U.S. Government Securities Fund, Class R-6	36,341	514
Short-Term Bond Fund of America, Class R-6	27,649	277
Total fixed income funds (cost: $7,432,000)		7,387
Total investment securities 100.08% (cost: $14,766,000)		15,730
Other assets less liabilities (0.08)%		(13)
Net assets 100.00%		$15,717
American Funds Insurance Series — Target Date Series — American Funds IS 2015 Target Date Fund — Page 9 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1.90%
American Funds Global Insight Fund, Class R-6	$—	$216	$14	$—[2]	$(3)	$199	$—	$—
AMCAP Fund, Class R-6	—	111	12	—[2]	1	100	—	4
						299
Growth-and-income funds 21.26%
American Mutual Fund, Class R-6	679	206	25	—[2]	82	942	13	—
Capital World Growth and Income Fund, Class R-6	473	308	24	—[2]	28	785	10	—
Washington Mutual Investors Fund, Class R-6	564	143	36	—[2]	59	730	9	20
The Investment Company of America, Class R-6	563	89	256	35	39	470	6	4
Fundamental Investors, Class R-6	447	86	163	19	26	415	4	11
International Growth and Income Fund, Class R-6	95	6	110	27	(18)	—	—[2]	—
						3,342
Equity-income funds 18.31%
The Income Fund of America, Class R-6	1,408	472	50	—[2]	108	1,938	38	—
Capital Income Builder, Class R-6	1,405	263	838	89	21	940	23	—
						2,878
Balanced funds 11.61%
American Balanced Fund, Class R-6	352	834	19	—[2]	32	1,199	10	6
American Funds Global Balanced Fund, Class R-6	351	269	9	—[2]	14	625	8	—
						1,824
Fixed income funds 47.00%
Intermediate Bond Fund of America, Class R-6	1,167	607	57	(1)	(17)	1,699	14	—
The Bond Fund of America, Class R-6	936	394	43	(1)	(24)	1,262	15	2
American Funds Inflation Linked Bond Fund, Class R-6	819	299	38	—[2]	28	1,108	—	—
American Funds Mortgage Fund, Class R-6	701	281	26	(1)	(6)	949	5	—
American High-Income Trust, Class R-6	587	211	32	—[2]	27	793	24	—
Capital World Bond Fund, Class R-6	585	260	18	—[2]	(42)	785	11	4
U.S. Government Securities Fund, Class R-6	468	88	34	(1)	(7)	514	5	—
Short-Term Bond Fund of America, Class R-6	117	166	5	—[2]	(1)	277	1	—
						7,387
Total 100.08%				$166	$347	$15,730	$196	$51
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2015 Target Date Fund — Page 10 of 13

American Funds IS 2010 Target Date Fund
Investment portfolio
September 30, 2021
unaudited
Growth-and-income funds 18.57%	Shares	Value (000)
American Mutual Fund, Class R-6	264,539	$13,169
Capital World Growth and Income Fund, Class R-6	158,223	10,017
Washington Mutual Investors Fund, Class R-6	168,416	9,317
The Investment Company of America, Class R-6	139,532	6,982
Fundamental Investors, Class R-6	50,851	3,829
Total growth-and-income funds (cost: $37,664,000)		43,314
Equity-income funds 21.07%
The Income Fund of America, Class R-6	1,356,252	34,381
Capital Income Builder, Class R-6	221,197	14,769
Total equity-income funds (cost: $45,032,000)		49,150
Balanced funds 10.26%
American Balanced Fund, Class R-6	502,116	16,253
American Funds Global Balanced Fund, Class R-6	197,168	7,688
Total balanced funds (cost: $22,804,000)		23,941
Fixed income funds 50.18%
Intermediate Bond Fund of America, Class R-6	2,613,325	36,064
The Bond Fund of America, Class R-6	1,512,448	20,358
Short-Term Bond Fund of America, Class R-6	1,576,855	15,800
American Funds Mortgage Fund, Class R-6	1,459,330	14,871
American Funds Inflation Linked Bond Fund, Class R-6	1,312,950	14,744
American High-Income Trust, Class R-6	722,002	7,617
Capital World Bond Fund, Class R-6	374,225	7,597
Total fixed income funds (cost: $117,250,000)		117,051
Total investment securities 100.08% (cost: $222,750,000)		233,456
Other assets less liabilities (0.08)%		(177)
Net assets 100.00%		$233,279
American Funds Insurance Series — Target Date Series — American Funds IS 2010 Target Date Fund — Page 11 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18.57%
American Mutual Fund, Class R-6	$6,059	$6,661	$230	$1	$678	$13,169	$145	$—
Capital World Growth and Income Fund, Class R-6	4,800	5,078	105	—[2]	244	10,017	107	—
Washington Mutual Investors Fund, Class R-6	4,796	4,211	132	(1)	443	9,317	95	212
The Investment Company of America, Class R-6	4,783	2,442	883	74	566	6,982	68	44
Fundamental Investors, Class R-6	3,514	1,491	1,535	231	128	3,829	32	83
						43,314
Equity-income funds 21.07%
The Income Fund of America, Class R-6	16,058	17,476	155	(1)	1,003	34,381	552	—
Capital Income Builder, Class R-6	16,058	6,777	9,262	930	266	14,769	294	—
						49,150
Balanced funds 10.26%
American Balanced Fund, Class R-6	3,770	12,198	14	—[2]	299	16,253	124	68
American Funds Global Balanced Fund, Class R-6	3,519	4,052	10	—[2]	127	7,688	89	—
						23,941
Fixed income funds 50.18%
Intermediate Bond Fund of America, Class R-6	18,749	17,867	233	(4)	(315)	36,064	261	—
The Bond Fund of America, Class R-6	10,546	10,226	110	(3)	(301)	20,358	198	29
Short-Term Bond Fund of America, Class R-6	7,684	8,264	69	(1)	(78)	15,800	66	—
American Funds Mortgage Fund, Class R-6	7,783	7,235	67	(3)	(77)	14,871	62	—
American Funds Inflation Linked Bond Fund, Class R-6	8,286	6,201	67	—[2]	324	14,744	—	—
American High-Income Trust, Class R-6	5,039	2,393	41	—[2]	226	7,617	210	—
Capital World Bond Fund, Class R-6	5,011	2,957	13	—[2]	(358)	7,597	95	38
						117,051
Total 100.08%				$1,223	$3,175	$233,456	$2,398	$474
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2010 Target Date Fund — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At September 30, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
INGEFP3-988-1121O-S87100	American Funds Insurance Series — Target Date Series — Page 13 of 13